Consolidated Statements of Changes in Stockholders' Deficit (Ensysce Biosciences, Inc.) - USD ($)	Common Stock [Member] Ensysce Biosciences, Inc [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Ensysce Biosciences, Inc [Member]	Retained Earnings [Member] Ensysce Biosciences, Inc [Member]	Noncontrolling Interest [Member] Ensysce Biosciences, Inc [Member]	Ensysce Biosciences, Inc [Member]	Total
Balance on December 31, 2020 at Dec. 31, 2018	$ 5,987		$ 43,287,315	$ (45,913,206)		$ (2,619,904)	$ 5,000,001
Balance, shares at Dec. 31, 2018	239,465,160	6,064,800
Issuance of common stock warrants			10,500			10,500
Exercise of stock options
Exercise of stock options, shares
Stock-based compensation			6,035,433			6,035,433
Net loss				(10,102,280)		(10,102,280)	(1,067,296)
Balance on March 31, 2021 at Dec. 31, 2019	$ 5,987		49,333,248	(56,015,486)		(6,676,251)	(6,676,251)
Balance, shares at Dec. 31, 2019	239,465,160	7,067,422
Exercise of stock options
Exercise of stock options, shares
Stock-based compensation			32,486			32,486	32,486
Net loss				(1,023,247)		(1,023,247)	1,792,718
Balance on March 31, 2021 at Mar. 31, 2020	$ 5,987		49,365,734	(57,038,733)		(7,667,012)	(7,667,012)
Balance, shares at Mar. 31, 2020	239,465,160	7,038,573
Balance on December 31, 2020 at Dec. 31, 2019	$ 5,987		49,333,248	(56,015,486)		(6,676,251)	(6,676,251)
Balance, shares at Dec. 31, 2019	239,465,160	7,067,422
Stock-based compensation			178,679			178,679
Contribution from noncontrolling interest					20	20
Net loss				56,770	(217,645)	(160,875)	4,310,769
Balance on March 31, 2021 at Dec. 31, 2020	$ 5,987		49,511,927	(55,958,716)	(217,625)	(6,658,427)	(6,658,427)
Balance, shares at Dec. 31, 2020	239,465,160	6,224,268
Exercise of stock options	$ 108		262,754			$ 262,862	262,862
Exercise of stock options, shares	4,325,381					4,325,381
Stock-based compensation			43,820			$ 43,820	43,820
Net loss				(1,147,731)	(3,961)	(1,151,692)	(1,151,692)
Balance on March 31, 2021 at Mar. 31, 2021	$ 6,095		$ 49,818,501	$ (57,106,447)	$ (221,586)	$ (7,503,437)	$ (7,503,437)
Balance, shares at Mar. 31, 2021	243,790,541	6,224,268